MAX BERUEFFY

Senior Associate Counsel

(205) 268-3581 direct

(205) 268-3597 fax

(800) 866-3555 toll-free

max.berueffy@protective.com

September 15, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.
Washington, DC 20549

RE:               Initial Registration Statement on Form N-6 for

Protective [Premiere IV]

Protective Variable Life Separate Account

Protective Life Insurance Company

Commissioners:

On behalf of Protective Life Insurance Company (the “Company”) and Protective Variable Life Separate Account ( the “Separate Account”), we are hereby electronically transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form N-6 for certain individual flexible premium variable life policies (the “Policies”). The Policies will be issued through the Separate Account, which is registered with the Commission under the Investment Company Act of 1940, as amended. Financial statements, any exhibits not included herein, and certain other information will be added by pre-effective amendment.

If you have any questions or comments, please call the undersigned at (800) 627-0220.

Very truly yours,

/s/ Max Berueffy

Max Berueffy
Senior Associate Counsel

Enclosures

cc:                                Thomas Bisset, Esq.

Sutherland Asbill & Brennan